REVENUE (Tables)	12 Months Ended
Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following series of tables present our revenue disaggregated by several categories.
Sources of Revenue by Segment

	2017
($ in millions)	North America	Asia Pacific	Europe	Total
Sale of vacation ownership products	$692	$42	$23	$757

Ancillary revenues	101	—	17	118
Management fee revenues	80	3	6	89
Other services revenues	69	1	2	72
Resort management and other services	250	4	25	279

Rental	232	10	20	262

Cost reimbursements	698	7	45	750
Revenue from contracts with customers	$1,872	$63	$113	$2,048

Financing	128	4	3	135
Total Revenues	$2,000	$67	$116	$2,183

	2016
($ in millions)	North America	Asia Pacific	Europe	Total
Sale of vacation ownership products	$559	$40	$24	$623

Ancillary revenues	102	6	16	124
Management fee revenues	76	2	6	84
Other services revenues	66	2	2	70
Resort management and other services	244	10	24	278

Rental	219	15	18	252

Cost reimbursements	670	5	45	720
Revenue from contracts with customers	$1,692	$70	$111	$1,873

Financing	120	4	3	127
Total Revenues	$1,812	$74	$114	$2,000

	2015
($ in millions)	North America	Asia Pacific	Europe	Total
Sale of vacation ownership products	$605	$58	$30	$693

Ancillary revenues	101	7	17	125
Management fee revenues	70	3	6	79
Other services revenues	61	2	2	65
Resort management and other services	232	12	25	269

Rental	227	14	19	260

Cost reimbursements	667	5	48	720
Revenue from contracts with customers	$1,731	$89	$122	$1,942

Financing	117	4	4	125
Total Revenues	$1,848	$93	$126	$2,067
Timing of Revenue from Contracts with Customers by Segment

	2017
($ in millions)	North America	Asia Pacific	Europe	Total
Services transferred over time	$815	$44	$40	$899
Goods or services transferred at a point in time	1,057	19	73	1,149
Revenue from contracts with customers	$1,872	$63	$113	$2,048

	2016
($ in millions)	North America	Asia Pacific	Europe	Total
Services transferred over time	$681	$47	$41	$769
Goods or services transferred at a point in time	1,011	23	70	1,104
Revenue from contracts with customers	$1,692	$70	$111	$1,873

	2015
($ in millions)	North America	Asia Pacific	Europe	Total
Services transferred over time	$728	$67	$48	$843
Goods or services transferred at a point in time	1,003	22	74	1,099
Revenue from contracts with customers	$1,731	$89	$122	$1,942

Contract with Customer, Asset and Liability
The following table shows the composition of our receivables and contract liabilities. We had no contract assets at either December 31, 2017 or December 30, 2016.

($ in millions)	At Year-End 2017	At Year End 2016
Receivables
Accounts receivable	$73	$55
Vacation ownership notes receivable, net	1,115	970
	$1,188	$1,025

Contract Liabilities
Advance deposits	$84	$82
Deferred revenue	69	59
	$153	$141